FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2008

Check here if Amendment [ X ] ;  Amendment Number:

 This Amendment (Check one only):           [ ]  is a restatement
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WIC Advisors, LLC
Address:          41 Madison Ave
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John S. Orrico
Title:   President
Phone:   (212) 584-2366

Signature, Place, and Date of Signing:

/s/ John S. Orrico      New York, New York        2/20/2009
     [Signature]          [City, State]            [Date]

Report Type:      (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


The 13F-HR 12/31/2008 filed on February 12, 2009 was filed in error. The correct filing was for Water Island Capital, LLC and was filed on February 12, 2009 using CIK # 0001222765. WIC Advisors, LLC no longer files and its last filing was on September 30, 2009. There should be no holdings reported for WIC Advisors, LLC on December 31, 2008.